SCHEDULE OF INFORMATION SEGMENTS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Total revenues, net	$ 420,887	$ 852,768	$ 839,565	$ 1,550,926	$ 3,066,233	$ 2,451,055
Operating expenses	1,160,125	384,264	2,350,957	860,252	3,093,171	1,656,595
Hotel operating costs	418,100		929,719		744,594
Total operating costs and expenses	1,160,125	384,264	2,350,957	860,252	3,093,171	1,656,595
(Loss) income from operations	(739,238)	468,504	(1,511,392)	690,674	(26,938)	794,460
Total assets	10,590,011		10,590,011		11,660,346	8,093,818
Advertising and Product [Member]
Product Information [Line Items]
Total revenues, net	16,591	852,768	32,689	1,550,926	2,406,988	2,451,055
Cost of goods sold	3,735	25,021	8,418	160,680	316,750	224,675
Operating expenses	362,220	359,243	660,261	699,572	1,344,543	1,431,920
(Loss) income from operations	(349,364)	468,504	(635,990)	690,674	745,695	794,460
Total assets	8,459,975		8,459,975		8,914,211	8,093,818
Pharmacies [Member]
Product Information [Line Items]
Total revenues, net	194,045		352,939		280,447
Cost of goods sold	150,263		270,104		218,735
Operating expenses	153,842		323,151		252,513
(Loss) income from operations	(110,060)		(240,316)		(190,801)
Total assets	767,817		767,817		931,706
Hotel [Member]
Product Information [Line Items]
Total revenues, net	210,251		453,937		378,798
Operating expenses	71,965		159,304		216,036
Hotel operating costs	418,100		929,719		744,594
(Loss) income from operations	(279,814)		(635,086)		(581,832)
Total assets	$ 1,362,219		$ 1,362,219		$ 1,814,429